Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Oct. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As a result of rules the SEC adopted as required by Dodd-Frank, we are providing the following: (1) tabular compensation and performance disclosures for 2023, 2022, 2021, and 2020 (Pay versus Performance Table); (2) an unranked list of four performance measures that we consider to be our most important measures used to align Compensation Actually Paid (referred to as CAP) to our NEOs for 2023 to Company performance; and (3) additional disclosure relative to the relationship between the CAP set forth in the Pay versus Performance Table and each of the performance measures set forth in the Pay versus Performance Table and between the Company’s and the Peer Group TSR, in each case over 2020-2023.
For further information concerning our executive compensation philosophy and how executive compensation is aligned with the Company’s performance, refer to the CD&A.
Pay versus Performance Table

Year	Summary compensation table total for CEO(1)	CAP to CEO(2)	Average summary compensation table total for non-CEO NEOs(3)	Average CAP to non-CEO NEOs(4)	Value of initial fixed $100 investment based on:		Net income(7)	EPS(8)
					Cumulative TSR(5)	S&P 400 Industrials Index Cumulative TSR(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$11,058,336	$265,777,742	$4,640,838	$35,470,387	$270.02	$174.04	$634,139,000	$13.67
2022	$11,093,941	$(80,040,484)	$3,869,292	$(3,773,733)	$152.56	$132.42	$703,696,000	$14.20
2021	$10,672,518	$199,630,477	$4,320,542	$16,803,335	$185.42	$149.62	$498,735,000	$10.78
2020	$10,688,592	$143,282,126	$3,299,119	$11,133,498	$130.51	$116.49	$323,172,000	$7.01

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Albert H. Nahmad, our CEO since 1972 and our principal executive officer, for each corresponding year in the total column of the Summary Compensation Table (“SCT”).

(2)
The dollar amounts reported in column (c) represent the amount of CAP to our CEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. The following adjustments were made to our CEO’s total compensation for each year as reported in the SCT to determine the CAP:

Year	Reported SCT total for CEO	Reported value of equity awards(a)	Year-end fair value of outstanding and unvested equity awards granted in the year(b)	Year-over- year change in fair value of outstanding unvested equity awards (c)	Fair value at vesting date of equity awards granted and vested in the year(d)	Year-over- year change in fair value of equity awards granted in prior years that vested in the same year(e)	Fair value at the end of the prior year of equity awards forfeited in the year(f)	Dividends paid on equity awards in current year prior to vesting(g)	CAP to CEO
2023	$11,058,336	$(9,999,807)	$9,999,807	$240,536,763	—	—	—	$14,182,643	$265,777,742
2022	$11,093,941	$(9,999,901)	$9,999,901	$(75,214,733)	—	$(34,234,576)	—	$18,314,885	$(80,040,484)
2021	$10,672,518	$(9,999,877)	$9,999,877	$170,971,417	—	—	—	$17,986,542	$199,630,477
2020	$10,688,592	$(9,999,942)	$9,999,942	$116,544,498	—	—	—	$16,049,036	$143,282,126
The equity award adjustments for each applicable year include the addition or subtraction, as applicable, of the following:

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Restricted Stock Awards” column in the SCT for the applicable year for our CEO.
(b)	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. For 2022, the decrease is due to a decline in Class B common stock price from $306.82 at December 31, 2021, to $271.73 at October 15, 2022, which impacted the fair value of vested restricted stock.

(d)	For awards that are granted and vest in same applicable year, the fair value as of the vesting date.
(e)
For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. For 2022, the decrease is due to a decline in Class B common stock price from $306.82 at December 31, 2021 to $252.51 at December 31, 2022, which impacted the fair value of unvested restricted stock.

(f)
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

(g)
The dollar value of dividends paid on restricted stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Albert H. Nahmad, who has served as our CEO since 1972) in the total column of the SCT in each applicable year. The NEOs (excluding our CEO) used to calculate the average amounts in each applicable year are Aaron J. Nahmad, Mr. Logan, and Ms. Menendez.

(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. The following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year as reported in the SCT to determine the CAP, using the same methodology described above in footnote 2 immediately above:

Year	Average SCT total for non- CEO NEOs	Average reported value of equity awards	Year-end average fair value of outstanding and unvested equity awards granted in the year	Year-over- year average change in fair value of outstanding unvested equity awards	Average fair value at vesting date of equity awards granted and vested in the same year	Year- over-year average change in fair value of equity awards granted in prior years that vested in the year	Average fair value at the end of the prior year of equity awards forfeited in the year	Average dividends paid on equity awards in current year prior to vesting	Average CAP to non-CEO NEOs
2023	$4,640,838	$(4,166,616)	$4,205,393	$29,037,720	—	—	—	$1,753,052	$35,470,387
2022	$3,869,292	$(3,333,250)	$3,276,738	$(9,026,173)	—	—	—	$1,439,660	$(3,773,733)
2021	$4,320,542	$(3,742,765)	$3,750,159	$11,281,327	—	—	—	$1,194,072	$16,803,335
2020	$3,299,119	$(2,720,859)	$2,720,859	$6,833,888	—	—	—	$1,000,491	$11,133,498

(5)
Cumulative TSR is calculated by (i) dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment and (ii) the difference between the price of Watsco’s Common stock at the end and the beginning of the measurement period by the price of Watsco’s Common stock at the beginning of the measurement period.

(6)
Given our position as the largest and only publicly traded distributor of HVAC/R equipment, parts and supplies in North America, our unique, sole line of business, the nature of our customers (air conditioning and heating contractors), and the products and markets we serve, we cannot reasonably identify an appropriate peer group; therefore, the peer group used for this purpose is the S&P 400 Industrials Index, a published industry index, because it more closely relates to the industry in which we operate.

(7)	The dollar amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable year rounded to the nearest hundred thousand.
(8)
For 2022, amount represents Adjusted EPS, a
non-GAAP
measure, which is EPS excluding the impact of a $1.21 per share tax benefit resulting from our CEO’s vesting of 975,622 shares of Class B restricted stock on October 15, 2022. See the Appendix on page
A-1
for information regarding
non-GAAP
measures.

Company Selected Measure Name		EPS
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Albert H. Nahmad, who has served as our CEO since 1972) in the total column of the SCT in each applicable year. The NEOs (excluding our CEO) used to calculate the average amounts in each applicable year are Aaron J. Nahmad, Mr. Logan, and Ms. Menendez.

Peer Group Issuers, Footnote
(6)
Given our position as the largest and only publicly traded distributor of HVAC/R equipment, parts and supplies in North America, our unique, sole line of business, the nature of our customers (air conditioning and heating contractors), and the products and markets we serve, we cannot reasonably identify an appropriate peer group; therefore, the peer group used for this purpose is the S&P 400 Industrials Index, a published industry index, because it more closely relates to the industry in which we operate.

PEO Total Compensation Amount		$ 11,058,336	$ 11,093,941	$ 10,672,518	$ 10,688,592
PEO Actually Paid Compensation Amount		$ 265,777,742	(80,040,484)	199,630,477	143,282,126
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP to our CEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. The following adjustments were made to our CEO’s total compensation for each year as reported in the SCT to determine the CAP:

Year	Reported SCT total for CEO	Reported value of equity awards(a)	Year-end fair value of outstanding and unvested equity awards granted in the year(b)	Year-over- year change in fair value of outstanding unvested equity awards (c)	Fair value at vesting date of equity awards granted and vested in the year(d)	Year-over- year change in fair value of equity awards granted in prior years that vested in the same year(e)	Fair value at the end of the prior year of equity awards forfeited in the year(f)	Dividends paid on equity awards in current year prior to vesting(g)	CAP to CEO
2023	$11,058,336	$(9,999,807)	$9,999,807	$240,536,763	—	—	—	$14,182,643	$265,777,742
2022	$11,093,941	$(9,999,901)	$9,999,901	$(75,214,733)	—	$(34,234,576)	—	$18,314,885	$(80,040,484)
2021	$10,672,518	$(9,999,877)	$9,999,877	$170,971,417	—	—	—	$17,986,542	$199,630,477
2020	$10,688,592	$(9,999,942)	$9,999,942	$116,544,498	—	—	—	$16,049,036	$143,282,126

Non-PEO NEO Average Total Compensation Amount		$ 4,640,838	3,869,292	4,320,542	3,299,119
Non-PEO NEO Average Compensation Actually Paid Amount		$ 35,470,387	(3,773,733)	16,803,335	11,133,498
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. The following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year as reported in the SCT to determine the CAP, using the same methodology described above in footnote 2 immediately above:

Year	Average SCT total for non- CEO NEOs	Average reported value of equity awards	Year-end average fair value of outstanding and unvested equity awards granted in the year	Year-over- year average change in fair value of outstanding unvested equity awards	Average fair value at vesting date of equity awards granted and vested in the same year	Year- over-year average change in fair value of equity awards granted in prior years that vested in the year	Average fair value at the end of the prior year of equity awards forfeited in the year	Average dividends paid on equity awards in current year prior to vesting	Average CAP to non-CEO NEOs
2023	$4,640,838	$(4,166,616)	$4,205,393	$29,037,720	—	—	—	$1,753,052	$35,470,387
2022	$3,869,292	$(3,333,250)	$3,276,738	$(9,026,173)	—	—	—	$1,439,660	$(3,773,733)
2021	$4,320,542	$(3,742,765)	$3,750,159	$11,281,327	—	—	—	$1,194,072	$16,803,335
2020	$3,299,119	$(2,720,859)	$2,720,859	$6,833,888	—	—	—	$1,000,491	$11,133,498

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in CD&A, our executive compensation program is highly dependent on long-term shareholder returns. The measures that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our Company for our shareholders. The financial performance measures listed below represent an unranked list of the most important performance measures used to align CAP to our NEOs for 2023 and Company performance.

Long-Term Incentive:	Short-Term Incentive:
EPS	Gross margin expansion
Common stock price	Sales growth for parts and supplies

Total Shareholder Return Amount		$ 270.02	152.56	185.42	130.51
Peer Group Total Shareholder Return Amount		174.04	132.42	149.62	116.49
Net Income (Loss)		$ 634,139,000	$ 703,696,000	$ 498,735,000	$ 323,172,000
Company Selected Measure Amount		13.67	14.2	10.78	7.01
PEO Name		Albert H. Nahmad
Common Stock Price Vested	$ 271.73			$ 306.82
Common Stock Price Unvested			$ 252.51	306.82
Tax Benefit			$ 49,000,000
Share Based Payment Award Restricted Stock Vested Number Of Shares			975,622
Measure:: 1
Pay vs Performance Disclosure
Name		EPS
Non-GAAP Measure Description
(8)
For 2022, amount represents Adjusted EPS, a
non-GAAP
measure, which is EPS excluding the impact of a $1.21 per share tax benefit resulting from our CEO’s vesting of 975,622 shares of Class B restricted stock on October 15, 2022. See the Appendix on page
A-1
for information regarding
non-GAAP
measures.

Measure:: 2
Pay vs Performance Disclosure
Name		Gross margin expansion
Measure:: 3
Pay vs Performance Disclosure
Name		Common stock price
Measure:: 4
Pay vs Performance Disclosure
Name		Sales growth for parts and supplies
PEO | Reported value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (9,999,807)	$ (9,999,901)	(9,999,877)	$ (9,999,942)
PEO | Year end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,999,807	9,999,901	9,999,877	9,999,942
PEO | Year over year change in fair value of outstanding unvested equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		240,536,763	(75,214,733)	170,971,417	116,544,498
PEO | Fair value at vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(34,234,576)	0	0
PEO | Fair value at the end of the prior year of equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Dividends paid on equity awards in current year prior to vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,182,643	18,314,885	17,986,542	16,049,036
Non-PEO NEO | Average reported value of equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,166,616)	(3,333,250)	(3,742,765)	(2,720,859)
Non-PEO NEO | Year end average fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,205,393	3,276,738	3,750,159	2,720,859
Non-PEO NEO | Year over year average change in fair value of outstanding unvested equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,037,720	(9,026,173)	11,281,327	6,833,888
Non-PEO NEO | Average fair value at vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Year over year average change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Average fair value at the end of the prior year of equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Average dividends paid on equity awards in current year prior to vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,753,052	$ 1,439,660	$ 1,194,072	$ 1,000,491